Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of Group's raw material purchase commitments

Details of the Group’s raw material purchase commitments at 31 December 2022 are as follows:

Thousands of Euros
2023	409,984
2024	413,283
2025	352,805
2026	230,625
2027	219,034
More than 5 years	281,951